ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payable to franchisees	¥ 210,052,467	$ 29,585,271	¥ 208,604,931
VAT and tax surcharges	129,067,113	18,178,723	121,470,798
Construction payable	22,211,219	3,128,385	15,587,528
Deposits payable	24,759,270	3,487,270	20,162,737
Payable for business combination and asset acquisitions	13,743,026	1,935,664	13,342,676
Others	59,999,622	8,450,770	60,593,723
Total	¥ 459,832,717	$ 64,766,083	¥ 439,762,393